UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aull & Monroe Investment Management Corp.
Address: 3605 Springhill Business Park Ste A
         Mobile, AL  36608

13F File Number:  028-12068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jamie L. Thuss
Title:     VP/Chief Compliance Officer
Phone:     (251) 342-3339

Signature, Place, and Date of Signing:

      /s/ Jamie L. Thuss     Mobile, AL     October 27, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     64

Form13F Information Table Value Total:     $115,145 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2721    47250 SH       SOLE                    47250        0        0
AMERICAN SELECT PORTFOLIO IN   COM              029570108      239    23850 SH       SOLE                    23850        0        0
AMGEN INC                      COM              031162100     1454    24522 SH       SOLE                    24522        0        0
AT&T INC                       COM              00206R102     3993   143013 SH       SOLE                   143013        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     2111    49370 SH       SOLE                    49370        0        0
BANCO BILBAO VIZCAYA ARGENTA   SPONSORED ADR    05946K101      240    14859 SH       SOLE                    14859        0        0
BANCTRUST FINANCIAL GP         COM              05978R107      389    29607 SH       SOLE                    29607        0        0
BANK OF AMERICA CORPORATION    COM              060505104     3343    95496 SH       SOLE                    95496        0        0
BB&T CORP                      COM              054937107     1329    35155 SH       SOLE                    35155        0        0
BOEING CO                      COM              097023105     1801    31419 SH       SOLE                    31419        0        0
BP PLC                         SPONSORED ADR    055622104     1924    38341 SH       SOLE                    38341        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      567    27233 SH       SOLE                    27233        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104     1810    19575 SH       SOLE                    19575        0        0
CATERPILLAR INC DEL            COM              149123101     3176    53290 SH       SOLE                    53290        0        0
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106     1074    51848 SH       SOLE                    51848        0        0
CITIGROUP INC                  COM              172967101      627    30598 SH       SOLE                    30598        0        0
COACH INC                      COM              189754104      299    11948 SH       SOLE                    11948        0        0
COLGATE PALMOLIVE CO           COM              194162103     2915    38688 SH       SOLE                    38688        0        0
COMPUTER PROGRAMS & SYS INC    COM              205306103     2093    72290 SH       SOLE                    72290        0        0
CONAGRA FOODS INC              COM              205887102     1662    85404 SH       SOLE                    85404        0        0
CONOCOPHILLIPS                 COM              20825C104     1601    21858 SH       SOLE                    21858        0        0
COVIDIEN LTD                   COM              G2552X108      779    14506 SH       SOLE                    14506        0        0
DEERE & CO                     COM              244199105     1299    26250 SH       SOLE                    26250        0        0
DISNEY WALT CO                 COM DISNEY       254687106      687    22361 SH       SOLE                    22361        0        0
DONNELLEY R R & SONS CO        COM              257867101      613    25012 SH       SOLE                    25012        0        0
DUKE ENERGY CORP NEW           COM              26441C105     4041   231872 SH       SOLE                   231872        0        0
EMERSON ELEC CO                COM              291011104     1010    24764 SH       SOLE                    24764        0        0
ENERGYSOUTH INC                COM              292970100     4582    74593 SH       SOLE                    74593        0        0
EXXON MOBIL CORP               COM              30231G102     2016    25956 SH       SOLE                    25956        0        0
FORD MTR CO CAP TR II          PFD TR CV6.5%    345395206     1086    70475 SH       SOLE                    70475        0        0
FPL GROUP INC                  COM              302571104     2081    41380 SH       SOLE                    41380        0        0
GENERAL ELECTRIC CO            COM              369604103     5197   203793 SH       SOLE                   203793        0        0
HEINZ H J CO                   COM              423074103      727    14556 SH       SOLE                    14556        0        0
HOME DEPOT INC                 COM              437076102     1997    77134 SH       SOLE                    77134        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     2674    22864 SH       SOLE                    22864        0        0
ISHARES TR                     IBOXX INV CPBD   464287242     1997    22238 SH       SOLE                    22238        0        0
JOHNSON & JOHNSON              COM              478160104     5871    84739 SH       SOLE                    84739        0        0
JPMORGAN & CHASE & CO          COM              46625H100     1924    43127 SH       SOLE                    43127        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106     2018    38780 SH       SOLE                    38780        0        0
KRAFT FOODS INC                CL A             50075N104      921    28125 SH       SOLE                    28125        0        0
LILLY ELI & CO                 COM              532457108      651    14794 SH       SOLE                    14794        0        0
LOWES COS INC                  COM              548661107      544    22950 SH       SOLE                    22950        0        0
MERCK & CO INC                 COM              589331107      769    24350 SH       SOLE                    24350        0        0
MICROSOFT CORP                 COM              594918104      696    26096 SH       SOLE                    26096        0        0
NATIONAL FUEL GAS CO N J       COM              636180101     1877    44502 SH       SOLE                    44502        0        0
PEPSICO INC                    COM              713448108     3257    45699 SH       SOLE                    45699        0        0
PFIZER INC                     COM              717081103     1929   104581 SH       SOLE                   104581        0        0
PROASSURANCE CORP              COM              74267C106     1010    18031 SH       SOLE                    18031        0        0
PROCTER & GAMBLE CO            COM              742718109     5937    85185 SH       SOLE                    85185        0        0
REGIONS FINANCIAL CORP NEW     COM              7591EP100     2547   265336 SH       SOLE                   265336        0        0
SARA LEE CORP                  COM              803111103     1003    79398 SH       SOLE                    79398        0        0
SCHERING PLOUGH CORP           COM              806605101      392    21195 SH       SOLE                    21195        0        0
SOUTHERN CO                    COM              842587107     5831   154711 SH       SOLE                   154711        0        0
SPECTRA ENERGY CORP            COM              847560109     1363    57259 SH       SOLE                    57259        0        0
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      868    19600 SH       SOLE                    19600        0        0
TARGET CORP                    COM              87612E106     1191    24278 SH       SOLE                    24278        0        0
TYCO ELECTRONICS LTD           COM NEW          G9144P105      325    11745 SH       SOLE                    11745        0        0
TYCO INTL LTD BERMUDA          SHS              G9143X208      537    15331 SH       SOLE                    15331        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     2340    37205 SH       SOLE                    37205        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     1772    29500 SH       SOLE                    29500        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2178    67863 SH       SOLE                    67863        0        0
WACHOVIA CORP NEW              COM              929903102      445   127104 SH       SOLE                   127104        0        0
WELLS FARGO & CO NEW           COM              949746101      413    11020 SH       SOLE                    11020        0        0
WYETH                          COM              983024100      382    10362 SH       SOLE                    10362        0        0